Other Assets	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Other Assets
19	Other Assets

As at October 31 ($ millions)	2019	2018
Accrued interest	$2,790	$2,800
Accounts receivable and prepaids	2,298	1,878
Current tax assets	1,534	657
Margin deposit derivatives	5,560	3,247
Segregated fund assets	2,405	2,736
Pension assets (Note 28)	422	360
Receivable from brokers, dealers and clients	1,161	2,061
Other	6,721	3,694
Total	$22,891	$17,433